Leases - Summary Of Consolidated Balance Sheet For Operating Leases And Finance Leases (Detail) - USD ($) $ in Thousands	Mar. 28, 2020	Mar. 30, 2019
Leases [Abstract]
2021	$ 13,399
2022	13,333
2023	13,742
2024	13,248
2025	11,837
Thereafter	62,123
Total minimum lease payments	127,682
Less: amount of total minimum lease payments representing interest	(49,223)
Present value of future total minimum lease payments	78,459
Less: current portion of lease liabilities	(5,823)	$ 0
Long-term lease liabilities	$ 72,636